Net Loss Per Share - Summary of Anti-Dilutive Securities Excluded from Calculation of Diluted Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	4,831,124	15,261,054	15,755,015	12,330,945
Redeemable Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	0	12,196,291	12,729,349	10,107,310
Common Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	244,425	672,632	672,632	433,701
Preferred Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	0	10,377	10,377	10,377
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	185,247	90,009	113,819	18,581
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares	4,401,452	2,291,745	2,228,838	1,760,976